SHARE CAPITAL (Schedule of stock option activity) (Details) - $ / shares		12 Months Ended
	May 13, 2024	Mar. 31, 2026	Mar. 31, 2025
Equity [Abstract]
Options outstanding and exercisable - Beginning balance		5,425,000	1,100,000
Options granted	5,425,000		5,425,000
Options expired/forfeited		(50,000)	(1,100,000)
Options outstanding and exercisable - Ending balance		5,375,000	5,425,000
Weighted average exercise price, outstanding and exercisable - Beginning balance		$ 0.53	$ 0.84
Weighted average exercise price, Granted	$ 0.53		0.53
Weighted average exercise price, Expired/forfeited		0.53	0
Weighted average exercise price, outstanding and exercisable - Ending balance		$ 0.53	$ 0.53